Cover	Feb. 15, 2024
Cover [Abstract]
Entity Registrant Name	My City Builders, Inc.
Entity Central Index Key	0001556801
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	Feb. 15, 2024
Entity File Number	000-55233
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	27-3816969
Entity Address Address Line 1	100
Entity Address Address Line 2	Biscayne Blvd
Entity Address Address Line 3	#1611
Entity Address City Or Town	Miami
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33132
City Area Code	786
Local Phone Number	553-4006
Written Communications	false
Pre Commencement Issuer Tender Offer	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Amendment Description	When the Company filed its current report on Form 8-K with the Securities and Exchange Commission (the “SEC”) on February 20, 2024 (the “Original 8-K”) regarding KCCW Accountancy Corp’s resignation as our independent accountant, the Company had not received a response letter from KCCW Accountancy Corp., that was addressed to the SEC and indicated whether it agreed or disagreed with the statements made in the Original 8-K by the Company, as required by Item 4.01 of Form 8-K. This Amendment to the Original 8-K is being filed to include KCCW Accountancy Corp’s response letter.